Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

January 31, 2021

AFR-QTLY-0321
1.813066.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.5%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (a)(b)(c)	$10,709	$10,698
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/11/27 (a)(b)(c)	1,500	1,489
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.37% 6/19/26 (a)(b)(c)	5,184	4,919
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3708% 5/30/25 (a)(b)(c)	18,442	18,134
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3708% 12/9/25 (a)(b)(c)	11,579	11,370
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3708% 8/22/24 (a)(b)(c)	41,767	40,971
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	17,289	16,547
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	5,665	4,759

TOTAL AEROSPACE		108,887

Air Transportation - 1.4%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8708% 4/29/23 (a)(b)(c)	6,468	6,568
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/8/26 (a)(b)(c)	10,612	10,172
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/4/26 (a)(b)(c)	5,705	5,469
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	24,565	26,166
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	20,000	20,920
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (a)(b)(c)	9,441	9,456
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	17,596	16,865

TOTAL AIR TRANSPORTATION		95,616

Automotive & Auto Parts - 0.9%
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/26/27 (a)(b)(c)	14,185	14,212
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (a)(b)(c)	4,755	4,862
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (a)(b)(c)	13,677	14,156
Tranche B 1LN, term loan 3 month U.S. LIBOR + 9.000% 12% 3/1/25 (a)(b)(c)	3,493	3,309
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 1/20/28 (b)(c)(d)	11,435	11,441
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3708% 4/18/25 (a)(b)(c)	12,649	12,644

TOTAL AUTOMOTIVE & AUTO PARTS		60,624

Banks & Thrifts - 1.3%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7358% 9/30/24 (a)(b)(c)	12,886	12,875
Citadel Securities LP Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2/27/28 (b)(c)(d)	39,495	39,281
3 month U.S. LIBOR + 2.750% 2.8968% 2/27/26 (a)(b)(c)	26,494	26,345
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	12,920	12,968
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7384% 7/1/26 (a)(b)(c)	3,561	3,554

TOTAL BANKS & THRIFTS		95,023

Broadcasting - 2.0%
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1208% 8/15/25 (a)(b)(c)	4,585	4,593
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6208% 8/15/25 (a)(b)(c)	19,982	19,957
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.38% 8/24/26 (a)(b)(c)	52,932	44,948
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/15/27 (a)(b)(c)	10,580	10,572
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6225% 11/17/24 (a)(b)(c)	12,571	12,372
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.894% 9/19/26 (a)(b)(c)	29,311	29,307
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.63% 9/30/26 (a)(b)(c)	5,355	5,325
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (a)(b)(c)	12,828	12,835

TOTAL BROADCASTING		139,909

Building Materials - 1.3%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (a)(b)(c)	11,520	11,790
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6208% 10/1/26 (a)(b)(c)	16,965	16,987
Asplundh Tree Expert LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6208% 9/4/27 (a)(b)(c)	5,075	5,086
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 6/1/25 (a)(b)(c)	6,715	6,710
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.26% 1/4/27 (a)(b)(c)	9,354	9,284
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 2/28/27 (a)(b)(c)	18,059	17,957
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (a)(b)(c)	9,898	9,737
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (a)(b)(c)(e)	1,978	1,968
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	7,433	7,457
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	2,542	2,550

TOTAL BUILDING MATERIALS		89,526

Cable/Satellite TV - 3.9%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.88% 2/1/27 (a)(b)(c)	93,387	93,205
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3708% 1/31/28 (a)(b)(c)	32,425	32,243
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6265% 4/15/27 (a)(b)(c)	22,646	22,519
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3765% 1/15/26 (a)(b)(c)	26,920	26,744
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1265% 10/22/26 (a)(b)(c)	17,485	17,622
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3765% 7/17/25 (a)(b)(c)	23,242	23,053
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6265% 1/31/28 (a)(b)(c)	16,750	16,659
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	44,357	44,218

TOTAL CABLE/SATELLITE TV		276,263

Capital Goods - 0.4%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1208% 10/1/25 (a)(b)(c)	9,130	9,116
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.394% 11/15/26 (a)(b)(c)	3,655	3,582
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.894% 11/15/25 (a)(b)(c)	3,981	3,936
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1208% 9/20/26 (a)(b)(c)	3,691	3,706
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5666% 7/31/27 (a)(b)(c)	8,070	8,133

TOTAL CAPITAL GOODS		28,473

Chemicals - 2.4%
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10/28/28 (b)(c)(d)	2,135	2,142
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/28/27 (a)(b)(c)	7,920	7,935
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	3,583	3,592
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	2,755	2,762
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.63% 5/7/25 (a)(b)(c)	11,012	10,737
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1208% 1/31/26 (a)(b)(c)	6,923	6,902
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.74% 7/1/26 (a)(b)(c)	7,195	7,201
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 1/20/26 (b)(c)(d)	26,610	26,688
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7539% 3/1/26 (a)(b)(c)	13,735	13,697
NIC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/14/28 (a)(b)(c)	6,845	6,858
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.6875% 10/11/24 (a)(b)(c)	17,384	17,297
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	10,448	10,496
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1289% 10/1/25 (a)(b)(c)	43,952	43,732
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.88% 4/3/25 (a)(b)(c)	12,119	12,016

TOTAL CHEMICALS		172,055

Consumer Products - 1.5%
American Bath Group LLC Tranche C 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/20/27 (a)(b)(c)	2,004	2,004
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1208% 6/11/26 (a)(b)(c)	9,881	9,873
term loan 3 month U.S. LIBOR + 4.250% 5% 6/12/26 (a)(b)(c)	2,500	2,505
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (a)(b)(c)	19,492	19,843
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (a)(b)(c)	14,160	14,221
CP Atlas Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/23/27 (a)(b)(c)	6,011	6,011
Energizer Holdings, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 12/16/27 (b)(c)(d)	4,875	4,872
3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	4,125	4,122
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 1/29/26 (b)(c)(d)(e)	5,475	5,366
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 12/21/25 (a)(b)(c)	3,990	3,953
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 12/22/26 (b)(c)(d)	10,000	9,990
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (a)(b)(c)	7,000	7,053
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1265% 6/15/25 (a)(b)(c)	9,258	8,031
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (a)(b)(c)	8,205	8,229
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (a)(b)(c)	2,135	2,159

TOTAL CONSUMER PRODUCTS		108,232

Containers - 2.9%
Berry Global, Inc.:
Tranche X 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1326% 1/19/24 (a)(b)(c)	9,613	9,604
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1326% 7/1/26 (a)(b)(c)	27,131	27,066
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3809% 4/3/24 (a)(b)(c)	4,992	4,893
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8708% 12/21/26 (a)(b)(c)	5,955	5,955
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (a)(b)(c)	10,000	10,058
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2375% 6/29/25 (a)(b)(c)	30,474	30,257
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (a)(b)(c)	25,941	25,929
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/4/27 (a)(b)(c)	18,858	18,903
Pregis TopCo Corp.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 7/31/26 (a)(b)(c)	9,900	9,925
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 8/1/26 (a)(b)(c)	2,000	1,998
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 1/30/27 (a)(b)(c)	19,797	19,803
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3708% 2/16/26 (a)(b)(c)	18,000	18,009
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 2/5/23 (a)(b)(c)	5,010	5,007
Tricorbraun Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 1/29/28 (b)(c)(d)	12,299	12,237
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 1/29/28 (b)(c)(d)	2,766	2,753

TOTAL CONTAINERS		202,397

Diversified Financial Services - 2.7%
ACNR Holdings, Inc. term loan 17% 9/21/27 (a)(c)(e)	21,650	21,650
AlixPartners LLP:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2/5/28 (b)(c)(d)	14,890	14,871
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6208% 4/4/24 (a)(b)(c)	12,472	12,450
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	445	444
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 0.000% 4.5% 12/5/25 (a)(b)(c)	2,115	1,778
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (a)(b)(c)	3,155	2,772
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	7,547	7,370
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6208% 6/27/25 (a)(b)(c)	2,488	2,483
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 8/9/25 (a)(b)(c)	21,018	20,088
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1208% 7/3/24 (a)(b)(c)	4,900	4,880
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (a)(b)(c)	6,983	7,003
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3765% 3/1/25 (a)(b)(c)	19,066	18,923
Jane Street Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 1/21/28 (b)(c)(d)	8,545	8,507
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	1,990	1,915
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/30/24 (a)(b)(c)	2,385	2,377
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	5,558	5,489
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 2/11/27 (a)(b)(c)	32,814	32,946
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 11/16/26 (a)(b)(c)	24,607	24,557

TOTAL DIVERSIFIED FINANCIAL SERVICES		190,503

Diversified Media - 1.5%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (a)(b)(c)	21,180	21,264
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7539% 2/10/27 (a)(b)(c)	37,089	36,961
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3708% 12/12/26 (a)(b)(c)	49,995	49,958

TOTAL DIVERSIFIED MEDIA		108,183

Electric Utilities No Longer Use - 0.2%
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (a)(b)(c)	9,790	9,821
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/15/27 (a)(b)(c)	4,000	4,022

TOTAL ELECTRIC UTILITIES NO LONGER USE		13,843

Energy - 3.5%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	6,934	6,957
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 10/14/27 (a)(b)(c)	15,114	15,158
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 11/3/25 (a)(b)(c)	24,751	22,771
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	23,997	22,102
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1295% 5/21/25 (a)(b)(c)	2,359	2,179
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.38% 11/18/24 (a)(b)(c)	8,550	8,646
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	5,850	5,949
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(b)(c)(f)	14,725	17,861
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	12,117	11,329
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	25,166	25,021
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (a)(b)(c)	3,848	3,771
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (a)(b)(c)	8,945	8,916
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (a)(b)(c)	15,626	11,759
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 7/18/25 (a)(b)(c)	38,102	35,060
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	6,233	4,799
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(b)(c)	18,024	18,175
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1208% 5/22/26 (a)(b)(c)	3,862	3,763
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8708% 10/15/26 (a)(b)(c)	2,973	2,962
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (a)(b)(c)	11,875	11,816
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (a)(b)(c)	4,705	4,696
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	7,042	6,111

TOTAL ENERGY		249,801

Entertainment/Film - 0.0%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6849% 1/23/25 (a)(b)(c)	1,524	1,445
Environmental - 0.2%
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (a)(b)(c)	4,232	4,223
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6208% 2/8/26 (a)(b)(c)	4,171	4,035
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6208% 12/20/24 (a)(b)(c)	2,848	2,850

TOTAL ENVIRONMENTAL		11,108

Food & Drug Retail - 1.4%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	7,271	7,329
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3708% 1/30/27 (a)(b)(c)	18,328	18,224
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.898% 10/22/25 (a)(b)(c)	3,070	3,071
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1208% 5/1/26 (a)(b)(c)	35,003	34,930
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	12,061	11,096
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	25,529	24,811

TOTAL FOOD & DRUG RETAIL		99,461

Food/Beverage/Tobacco - 1.0%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8795% 10/1/26 (a)(b)(c)	2,240	2,218
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6295% 10/1/25 (a)(b)(c)	3,444	3,445
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	4,436	4,447
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	16,962	17,016
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (a)(b)(c)	4,862	4,846
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8708% 6/20/25 (a)(b)(c)	6,843	6,902
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1208% 9/13/26 (a)(b)(c)	5,793	5,699
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 6/27/23 (a)(b)(c)	25,058	24,801

TOTAL FOOD/BEVERAGE/TOBACCO		69,374

Gaming - 5.8%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	5,442	5,292
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	4,154	4,168
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9734% 10/19/24 (a)(b)(c)	1,784	1,777
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	11,816	12,584
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3416% 9/15/23 (a)(b)(c)	11,483	11,441
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 12/22/24 (a)(b)(c)	109,054	107,099
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6208% 7/20/25 (a)(b)(c)	35,910	35,865
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	24,380	24,055
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 3/16/24 (a)(b)(c)	6,812	6,814
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	45,355	44,920
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	45,476	44,495
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6208% 5/29/26 (a)(b)(c)	8,178	8,136
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	11,091	11,036
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 12/10/24 (a)(b)(c)	31,316	31,472
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 8/14/24 (a)(b)(c)	236	232
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 7/10/25 (a)(b)(c)	23,858	23,911
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	32,156	31,626

TOTAL GAMING		404,923

Healthcare - 5.4%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (a)(b)(c)	28,554	28,614
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 11/6/27 (a)(b)(c)	11,550	11,584
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	23,176	23,234
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.894% 8/1/27 (a)(b)(c)	47,980	47,840
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 3/13/25 (a)(b)(c)	21,347	21,374
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 3/18/26 (a)(b)(c)	7,404	7,421
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (a)(b)(c)	14,993	15,077
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (a)(b)(c)	37,065	37,135
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	8,632	8,616
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.394% 6/30/25 (a)(b)(c)	403	402
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/30/27 (a)(b)(c)	9,545	9,565
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1208% 3/31/27 (a)(b)(c)	966	965
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1208% 3/31/27 (a)(b)(c)	11,823	11,815
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/6/28 (a)(c)	20,000	20,075
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 11/16/25 (a)(b)(c)	7,194	7,181
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	16,250	15,998
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (a)(b)(c)	7,075	7,110
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (a)(b)(c)	37,309	37,330
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6208% 11/20/26 (a)(b)(c)	6,385	6,401
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 11/27/25 (a)(b)(c)	22,649	22,603
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 6/1/25 (a)(b)(c)	4,081	4,082
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6326% 2/11/26 (a)(b)(c)	33,784	33,879

TOTAL HEALTHCARE		378,301

Homebuilders/Real Estate - 1.6%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8725% 8/21/25 (a)(b)(c)	27,837	27,669
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8878% 6/28/23 (a)(b)(c)	1,608	1,606
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	4,975	5,622
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 1/30/24 (a)(b)(c)	16,448	14,885
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 1/30/24 (a)(b)(c)	928	840
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (a)(b)(c)	16,808	16,818
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8785% 12/22/24 (a)(b)(c)	42,218	41,890

TOTAL HOMEBUILDERS/REAL ESTATE		109,330

Hotels - 1.6%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (a)(b)(c)	4,329	4,329
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 2/1/26 (a)(b)(c)	4,256	4,054
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1208% 11/30/23 (a)(b)(c)	25,046	24,939
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.88% 6/21/26 (a)(b)(c)	16,745	16,613
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 8/31/25 (a)(b)(c)	19,144	18,875
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2539% 5/30/26 (a)(b)(c)	23,268	17,403
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (a)(b)(c)	14,676	14,548
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 5/30/25 (a)(b)(c)	15,563	15,455

TOTAL HOTELS		116,216

Insurance - 5.9%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6208% 2/13/27 (a)(b)(c)	47,748	47,433
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/10/25 (a)(b)(c)	21,689	21,566
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/9/25 (a)(b)(c)	2,463	2,449
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (a)(b)(c)	7,072	7,072
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.144% 3/18/27 (a)(b)(c)	9,454	9,409
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (a)(b)(c)(e)	2,818	2,797
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (a)(b)(c)(e)	2,330	2,283
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (a)(b)(c)	23,197	23,242
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 2/13/27 (a)(b)(c)	15,541	15,450
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 11/3/23 (a)(b)(c)	24,627	24,571
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 11/3/24 (a)(b)(c)	18,695	18,621
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 6.6208% 8/4/25 (a)(b)(c)	60,896	60,896
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 2/5/28 (b)(c)(d)	25,450	25,450
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 12/23/26 (a)(b)(c)	33,828	33,631
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/5/28 (b)(c)(d)	15,380	15,226
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (a)(b)(c)	14,479	14,497
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9651% 4/25/25 (a)(b)(c)	51,313	50,834
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 12/2/26 (a)(b)(c)	3,228	3,226
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2539% 5/16/24 (a)(b)(c)	34,356	34,098

TOTAL INSURANCE		412,751

Leisure - 2.2%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8708% 7/31/24 (a)(b)(c)	11,043	10,943
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(b)(c)	6,027	6,050
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (a)(b)(c)	10,985	11,294
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.0193% 9/30/26 (a)(b)(c)	1,485	1,155
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	26,572	20,833
15.25% 5/23/24 (c)	3,608	4,474
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	34,498	34,153
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (a)(b)(c)	7,325	5,511
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (a)(b)(c)	12,841	11,361
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (a)(b)(c)	4,988	5,025
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 7/6/24 (a)(b)(c)	12,942	12,922
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6208% 12/21/25 (a)(b)(c)	13,607	13,146
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 12/30/26 (a)(b)(c)	8,778	8,383
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7539% 12/30/27 (a)(b)(c)(e)	3,500	3,010
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	3,631	3,468

TOTAL LEISURE		151,728

Paper - 0.1%
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 6/30/27 (a)(b)(c)	4,298	4,320
Publishing/Printing - 0.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	23,639	22,691
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	20,475	18,345
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	1,685	1,620
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(b)(c)	9,035	9,035
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6208% 10/17/26 (a)(b)(c)	1,982	1,983

TOTAL PUBLISHING/PRINTING		53,674

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2539% 12/30/26 (a)(b)(c)	11,875	11,860
Restaurants - 0.5%
CEC Entertainment, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.250% 10.25% 12/29/25 (a)(b)(c)	2,567	3,076
2LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 12/30/27 (a)(b)(c)	2,725	2,616
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8789% 4/3/25 (a)(b)(c)	14,051	14,020
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8773% 8/3/26 (a)(b)(c)	17,665	17,641

TOTAL RESTAURANTS		37,353

Services - 5.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(b)(c)	3,441	3,441
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 9/29/24 (a)(b)(c)	3,065	3,064
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (a)(b)(c)	15,885	17,191
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1227% 12/31/25 (a)(b)(c)	3,726	3,728
Aramark Services, Inc.:
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 1/15/27 (a)(b)(c)	4,963	4,913
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 3/28/24 (a)(b)(c)	9,339	9,264
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(b)(c)	20,761	20,489
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 2/7/26 (a)(b)(c)	16,587	16,332
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	7,833	7,585
Dun & Bradstreet Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/8/26 (b)(c)(d)	1,780	1,783
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (a)(b)(c)	4,763	4,782
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 3/29/25 (a)(b)(c)	5,591	5,528
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	30,455	30,446
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	43,441	42,613
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	12,732	12,647
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (a)(b)(c)	9,000	9,027
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3708% 6/29/26 (a)(b)(c)	3,681	3,671
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0844% 8/13/22 (a)(b)(c)	0	0
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (a)(b)(c)	6,500	6,201
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	31,364	30,289
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/24 (a)(b)(c)	20,835	20,520
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6208% 1/23/27 (a)(b)(c)	17,487	17,334
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (a)(b)(c)	3,875	3,885
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	15,434	15,421
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	11,097	11,144
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (a)(b)(c)	36,152	36,066
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2144% 4/16/26 (a)(b)(c)	6,334	6,192
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.7144% 9/12/24 (a)(b)(c)	1,344	1,323
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.0039% 8/29/25 (a)(b)(c)	8,137	7,620
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	5,467	4,840
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	9,206	9,149
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	609	606

TOTAL SERVICES		367,094

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1285% 1/24/27 (a)(b)(c)	12,741	12,710
Super Retail - 5.3%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (a)(b)(c)	15,525	15,622
Bass Pro Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.75% 9/25/24 (a)(b)(c)	199,146	199,284
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.126% 2/3/24 (a)(b)(c)	16,271	16,277
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(e)	487	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (a)(b)(c)(e)	358	0
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/19/27 (a)(b)(c)	32,419	32,435
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (b)(c)(d)	2,250	2,252
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	10,125	10,135
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (a)(b)(c)	11,940	11,910
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/22 (a)(b)(c)	20,592	19,804
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (a)(b)(c)	11,674	11,652
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6208% 11/8/24 (a)(b)(c)	23,022	22,739
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(f)	3,612	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1208% 5/31/25 (a)(b)(c)	14,657	14,644
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (a)(b)(c)	17,812	17,790

TOTAL SUPER RETAIL		374,544

Technology - 12.8%
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5% 9/30/27 (a)(b)(c)	140	140
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0039% 8/10/25 (a)(b)(c)	30,278	20,551
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 11/24/27 (a)(b)(c)	18,380	18,442
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 2/11/26 (b)(c)(d)	12,070	12,104
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (a)(b)(c)	2,628	2,625
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3708% 10/2/25 (a)(b)(c)	19,257	19,218
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1208% 4/19/25 (a)(b)(c)	1,807	1,810
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	30,000	30,075
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 10/31/26 (a)(b)(c)	11,885	11,900
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (a)(b)(c)	8,387	8,400
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5916% 4/30/25 (a)(b)(c)	15,040	14,980
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (a)(b)(c)	9,350	9,350
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/2/27 (a)(b)(c)	7,825	7,859
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/2/28 (a)(b)(c)	2,135	2,167
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3708% 4/4/26 (a)(b)(c)	6,875	6,852
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 11/29/24 (a)(b)(c)	7,947	7,649
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1208% 10/16/26 (a)(b)(c)	28,286	28,322
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (a)(b)(c)	9,930	9,917
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (a)(b)(c)	3,235	3,170
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3708% 8/23/25 (a)(b)(c)	4,917	4,917
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (a)(b)(c)	22,482	22,455
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7144% 7/22/26 (a)(b)(c)	8,997	8,981
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/25/26 (a)(b)(c)	785	787
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 7/30/27 (a)(b)(c)	15,866	15,902
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.3708% 3/8/26 (a)(b)(c)	2,250	2,129
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3708% 3/8/25 (a)(b)(c)	17,240	16,998
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	13,103	13,092
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 2/15/24 (a)(b)(c)	13,486	13,452
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 1/20/26 (b)(c)(d)	4,000	3,980
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (a)(b)(c)	598	605
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	17,314	17,368
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/1/27 (a)(b)(c)	10,000	10,028
ION Trading Technologies Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (a)(b)(c)	34,602	34,544
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	2,981	3,015
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.8708% 6/21/24 (a)(b)(c)	10,142	10,040
3 month U.S. LIBOR + 2.750% 2.8708% 6/21/24 (a)(b)(c)	70,630	69,924
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 9/29/24 (a)(b)(c)	32,670	32,739
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (a)(b)(c)	1,995	1,997
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6208% 9/15/24 (a)(b)(c)	2,482	2,464
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.15% 9/4/26 (a)(b)(c)	2,225	2,151
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 9/4/25 (a)(b)(c)	4,969	4,928
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6309% 4/30/27 (a)(b)(c)	30,014	30,134
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6208% 5/30/26 (a)(b)(c)	1,476	1,471
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (a)(b)(c)	19,634	19,623
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3708% 5/31/25 (a)(b)(c)	7,511	7,426
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3773% 8/1/25 (a)(b)(c)	10,007	9,929
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (a)(b)(c)	18,000	18,050
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 4/16/25 (a)(b)(c)	12,915	12,833
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 4/16/25 (a)(b)(c)	9,835	9,772
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 4/16/25 (a)(b)(c)	33,800	33,600
STG-Fairway Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 1/31/27 (b)(c)(d)	3,765	3,753
3 month U.S. LIBOR + 3.250% 3.3708% 1/31/27 (a)(b)(c)	2,234	2,227
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (a)(b)(c)	21,032	20,979
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6378% 9/28/24 (a)(b)(c)	11,054	11,020
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6208% 7/13/23 (a)(b)(c)	2,096	2,096
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	21,566	21,600
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.75% 5/3/26 (a)(b)(c)	41,157	41,304
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 5/4/26 (a)(b)(c)	28,043	28,095
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(b)(c)	15,095	15,586
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6208% 8/27/25 (a)(b)(c)	5,517	5,517
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1289% 3/1/26 (a)(b)(c)	24,721	24,660
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3708% 2/28/25 (a)(b)(c)	8,885	8,867
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.1208% 2/28/27 (a)(b)(c)	16,748	16,717
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8708% 10/11/26 (a)(b)(c)	10,032	9,957
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 10/11/25 (a)(b)(c)	6,807	6,788
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	10,430	10,453
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1208% 6/1/25 (a)(b)(c)	13,880	13,974
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 9/30/26 (b)(c)(d)	3,500	3,500
3 month U.S. LIBOR + 4.750% 4.8708% 9/30/26 (a)(b)(c)	2,228	2,228

TOTAL TECHNOLOGY		900,186

Telecommunications - 7.3%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.8708% 1/31/26 (a)(b)(c)	25	24
3 month U.S. LIBOR + 2.750% 2.8765% 7/15/25 (a)(b)(c)	10,500	10,360
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (a)(b)(c)	7,980	8,000
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (a)(b)(c)	8,724	8,733
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (a)(b)(c)	6,983	7,029
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.38% 12/22/23 (a)(b)(c)	6,994	6,991
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (a)(b)(c)	24,790	24,767
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)	1,003	983
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3% 5/31/25 (a)(b)(c)	15,880	12,564
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/31/21 (b)(c)(g)	1,751	1,716
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	78,810	79,667
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (a)(b)(c)	4,400	4,456
Tranche B-5, term loan 6.625% 1/2/24 (c)	26,120	26,511
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (a)(b)(c)	38,265	38,863
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (a)(b)(c)	8,332	8,358
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 3/1/27 (a)(b)(c)	23,259	23,100
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3708% 3/15/27 (a)(b)(c)	8,128	8,094
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	5,205	5,133
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (a)(b)(c)	33,665	33,637
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.88% 4/11/25 (a)(b)(c)	14,244	14,176
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	34,081	30,952
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	30,400	24,597
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 7/31/25 (a)(b)(c)	30,391	29,986
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.814% 1/31/26 (a)(b)(c)	3,257	3,238
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1265% 8/14/26 (a)(b)(c)	35,923	35,818
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	13,403	13,172
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8708% 6/10/27 (a)(b)(c)	8,955	9,025
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 3/9/27 (a)(b)(c)	46,466	46,151

TOTAL TELECOMMUNICATIONS		516,101

Utilities - 2.6%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (a)(b)(c)	57,632	57,545
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	9,578	9,564
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 4.1208% 2/15/24 (a)(b)(c)	17,683	16,504
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	10,518	10,465
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.75% 6/23/25 (a)(b)(c)	21,268	21,438
Pike Corp.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.13% 12/21/27(a)(b)(c)	4,548	4,546
3 month U.S. LIBOR + 3.970% 4.1% 7/24/26 (a)(b)(c)	7,584	7,573
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.000% 12/21/27 (b)(c)(d)	3,452	3,451
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.144% 3/2/27 (a)(b)(c)	32,753	32,772
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8723% 12/31/25 (a)(b)(c)	20,471	20,485

TOTAL UTILITIES		184,343

TOTAL BANK LOAN OBLIGATIONS
(Cost $6,190,599)		6,156,157

Nonconvertible Bonds - 4.6%
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (h)	22,000	23,269
8% 12/15/25 (h)	1,580	1,728

TOTAL AEROSPACE		24,997

Air Transportation - 0.0%
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	2,870	3,067
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	4,550	4,789
9.5% 5/1/25 (h)	4,730	5,168

TOTAL BROADCASTING		9,957

Chemicals - 0.5%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (a)(b)(h)	27,005	26,542
6.875% 6/15/25 (h)	5,500	5,596
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	145	148

TOTAL CHEMICALS		32,286

Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (h)	11,245	11,596
6% 2/15/25 (h)	2,754	2,837
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	5,835	6,152

TOTAL CONTAINERS		20,585

Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,205
Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (h)	3,960	4,014
New Fortress Energy LLC 6.75% 9/15/25 (h)	1,905	1,970
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	4,205	4,056
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	6,230	5,607

TOTAL ENERGY		15,647

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	1,120	1,150
Gaming - 0.5%
Affinity Gaming LLC 6.875% 12/15/27 (h)	235	247
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	5,940	6,356
Scientific Games Corp. 5% 10/15/25 (h)	5,000	5,150
Stars Group Holdings BV 7% 7/15/26 (h)	12,545	13,157
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	7,216
VICI Properties, Inc.:
3.5% 2/15/25 (h)	1,205	1,225
4.25% 12/1/26 (h)	1,725	1,784
4.625% 12/1/29 (h)	985	1,049

TOTAL GAMING		36,184

Healthcare - 0.5%
Bausch Health Companies, Inc. 5.5% 11/1/25 (h)	5,590	5,756
Tenet Healthcare Corp.:
4.625% 7/15/24	23,000	23,409
5.125% 5/1/25	7,500	7,599

TOTAL HEALTHCARE		36,764

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	7,110	7,494
Leisure - 0.1%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	1,005	1,170
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	1,050	1,137
10.875% 6/1/23 (h)	5,110	5,762

TOTAL LEISURE		8,069

Publishing/Printing - 0.0%
Clear Channel International BV 6.625% 8/1/25 (h)	310	326
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (h)	4,117	4,189
5.75% 4/15/25 (h)	660	703

TOTAL RESTAURANTS		4,892

Services - 0.3%
APX Group, Inc. 7.625% 9/1/23	6,155	6,394
Aramark Services, Inc. 6.375% 5/1/25 (h)	2,535	2,695
Expedia, Inc.:
6.25% 5/1/25 (h)	3,030	3,503
7% 5/1/25 (h)	960	1,051
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	4,675	4,882
Sotheby's 7.375% 10/15/27 (h)	275	298

TOTAL SERVICES		18,823

Super Retail - 0.1%
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,665
Technology - 0.3%
CommScope, Inc.:
5.5% 3/1/24 (h)	5,800	5,952
6% 3/1/26 (h)	5,800	6,141
SSL Robotics LLC 9.75% 12/31/23 (h)	5,625	6,332

TOTAL TECHNOLOGY		18,425

Telecommunications - 0.9%
Altice Financing SA 7.5% 5/15/26 (h)	19,200	20,136
Frontier Communications Corp. 5% 5/1/28 (h)	4,005	4,153
Intelsat Jackson Holdings SA 8% 2/15/24 (h)	14,100	14,453
SFR Group SA:
5.125% 1/15/29 (h)	580	598
7.375% 5/1/26 (h)	18,755	19,655
T-Mobile U.S.A., Inc. 2.25% 2/15/26	3,460	3,495

TOTAL TELECOMMUNICATIONS		62,490

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	12,290	13,245
TOTAL NONCONVERTIBLE BONDS
(Cost $313,096)		325,271
	Shares	Value (000s)

Common Stocks - 1.6%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (i)	263	0
Broadcasting - 0.1%
Clear Channel Outdoor Holdings, Inc. (i)	319,963	637
iHeartMedia, Inc. (i)	30	0
ION Media Networks, Inc. (e)(i)	2,842	2,737

TOTAL BROADCASTING		3,374

Capital Goods - 0.2%
TNT Crane & Rigging LLC (e)	464,223	9,702
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	86,957	287

TOTAL CAPITAL GOODS		9,989

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)	115,087	796
Energy - 1.0%
California Resources Corp. (i)	1,598,929	36,919
California Resources Corp. (j)	758,890	17,523
California Resources Corp. warrants 10/27/24 (i)	48,025	189
Denbury, Inc. (i)	597,283	17,088
EP Energy Corp. (e)	80,740	1,609

TOTAL ENERGY		73,328

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	1,189,800	636
Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	75,509	2,202
Restaurants - 0.1%
CEC Entertainment, Inc. (e)	542,500	7,595
Super Retail - 0.0%
David's Bridal, Inc. (e)(i)	16,536	0
David's Bridal, Inc. rights (e)(i)	4,171	0

TOTAL SUPER RETAIL		0

Utilities - 0.2%
TexGen Power LLC (e)	524,336	12,359
TOTAL COMMON STOCKS
(Cost $236,409)		110,279

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)
(Cost $8,235)	65,882	8,235
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5575% (a)(b)(k)	3,380	3,349
3 month U.S. LIBOR + 3.470% 3.6815% (a)(b)(k)	3,365	3,341
TOTAL PREFERRED SECURITIES
(Cost $6,146)		6,690
	Shares	Value (000s)

Money Market Funds - 8.4%
Fidelity Cash Central Fund 0.09% (l)
(Cost $592,084)	591,990,353	592,109
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $7,346,569)		7,198,741
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(158,415)
NET ASSETS - 100%		$7,040,326

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,751,000 and $1,716,000, respectively.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $279,169,000 or 4.0% of net assets.

 (i) Non-income producing

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,523,000 or 0.2% of net assets.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
California Resources Corp.	10/27/20	$7,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$95
Total	$95

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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